BIF GOVERNMENT SECURITIES FUND

BIF TREASURY FUND

(each a “Fund” and collectively, the “Funds”)

Supplement dated July 30, 2015 to the

Prospectus of the Funds, dated July 29, 2015

The Board of Trustees of each of the Funds (the “Board”) has approved an investment policy for each Fund in order for the Fund to meet the definition of a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended. The Board has chosen not to subject the Funds to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in a Fund’s weekly liquid assets. These changes will become effective October 1, 2015. Accordingly, effective October 1, 2015, the Funds’ prospectus is amended as follows:

The first and second paragraphs of the section of the Funds’ prospectus entitled “Fund Overview—Key Facts About BIF Government Securities Fund—Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

Government Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

The third and fourth paragraphs of the section of the Funds’ prospectus entitled “Fund Overview—Key Facts About BIF Government Securities Fund—Principal Investment Strategies of the Fund” are deleted in their entirety.

The section of the Funds’ prospectus entitled “Fund Overview—Key Facts About BIF Government Securities Fund—Principal Risks of Investing in the Fund” is amended to delete “Regulatory Risk” and replace it with the following:

■ Regulatory Risk—On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

The first and second paragraphs of the section of the Funds’ prospectus entitled “Fund Overview—Key Facts About BIF Treasury Fund—Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

Treasury Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations of the U.S. Treasury. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

The third and fourth paragraphs of the section of the Funds’ prospectus entitled “Fund Overview—Key Facts About BIF Treasury Fund—Principal Investment Strategies of the Fund” are deleted in their entirety.

The section of the Funds’ prospectus entitled “Fund Overview—Key Facts About BIF Treasury Fund—Principal Risks of Investing in the Fund” is amended to delete “Regulatory Risk” and replace it with the following:

■ Regulatory Risk—On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

The first paragraph of the section of the Funds’ prospectus entitled “Details About the Funds—How Each Fund Invests—Government Fund—Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Government Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The first bullet under the second paragraph of the section of the Funds’ prospectus entitled “Details About the Fund—How Each Fund Invests—Government Fund—Principal Investment Strategies” is deleted in its entirety and replaced with the following:

■ U.S. Treasury obligations, including U.S. Treasury Floating Rate Notes;

The third paragraph of the section of the Funds’ prospectus entitled “Details About the Fund—How Each Fund Invests—Government Fund—Principal Investment Strategies” is deleted in its entirety.

The fourth paragraph of the section of the Funds’ prospectus entitled “Details About the Fund—How Each Fund Invests—Government Fund—Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund may invest in variable and floating rate instruments. The Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

The first paragraph of the section of the Funds’ prospectus entitled “Details About the Funds—How Each Fund Invests—Treasury Fund—Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Treasury Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations of the U.S. Treasury. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The second and third paragraph of the section of the Funds’ prospectus entitled “Details About the Fund—How Each Fund Invests—Treasury Fund—Principal Investment Strategies” are deleted in its entirety.

The fourth paragraph of the section of the Funds’ prospectus entitled “Details About the Fund—How Each Fund Invests—Treasury Fund—Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund may invest in variable and floating rate instruments. The Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

The section of the prospectus entitled “Details About the Funds—Investment Risks—Principal Risks of Investing in the Funds” is amended to delete “Regulatory Risk” in its entirety and replace it with the following:

■ Regulatory Risk—On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

Shareholders should retain this Supplement for future reference.

PRO-10117TGS-0715SUP2

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